Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2019
Interests In Other Entities [Abstract]
Schedule of Interests in Joint Ventures
The breakdown of items related to associates and joint ventures recognized in the consolidated statements of financial position and consolidated income statements is as follows:

Millions of euros	12/31/2019	12/31/2018
Investments accounted for by the equity method	140	68
Receivables from associates and joint ventures for current operations (Note 14)	37	33
Financial debt, associates and joint ventures	—	104
Payables to associates and joint ventures (Note 22)	634	520

Millions of euros	2019	2018	2017
Share of income (loss) of investments accounted for by the equity method	13	4	5
Revenue from operations with associates and joint ventures	265	233	218
Expenses from operations with associates and joint ventures	30	14	20
Financial revenues with associates and joint ventures	—	1	—
Financial expenses with associates and joint ventures	1	—	—

Schedule of Interests in Associates
The detail of the movement in investments accounted for by the equity method in 2019 and 2018 was as follows:

Investments accounted for by the equity method	Millions of euros
Balance at 12/31/17	77
Additions	5
Disposals	(4)
Translation differences and other comprehensive income (loss)	2
Income (loss)	4
Dividends	(14)
Transfers and others	(2)
Balance at 12/31/18	68
Income (loss)	13
Dividends	(13)
Transfers and others	72
Balance at 12/31/19	140

"Transfers and others" line mainly includes the reclassification of the net book value of Internet para Todos, S.A.C. to Investments accounted for by the equity method. The Group holds a 37% stake in this company.